Xtrackers MSCI USA Climate Action Equity ETF Investment Strategy - Xtrackers MSCI USA Climate Action Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the “Underlying Index”), which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. The Underlying Index targets a coverage of 50% of the companies from each Global Industry Classification Standard (“GICS”) sector in the MSCI USA Index (the “Parent Index”).The Underlying Index uses MSCI Impact Solutions, MSCI ESG Ratings, MSCI ESG Controversies, MSCI Business Involvement Screening Research and MSCI Climate Change Metrics (collectively, “MSCI ESG Research”) to determine index components for the Underlying Index. In constructing the Underlying Index, MSCI Inc. (“Index Provider” or “MSCI”) begins with the securities comprising the Parent Index, which is designed to measure the performance of the large and mid-capitalization companies in the US market. From the securities included in the Parent Index, MSCI seeks to identify only those companies operating in accordance with the following criteria.■MSCI ESG Controversies provides assessments of controversies concerning the negative ESG impact of company operations, products and services. A controversy case is defined as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social, and/or governance impact. MSCI ESG Controversies score companies on a scale of 0 to 10, with 0 being the most severe controversy. All securities having faced very severe controversies pertaining to ESG issues, defined as companies with an MSCI ESG Controversy Score of 0, are ineligible for inclusion. Companies not assessed by MSCI ESG Research on the MSCI Controversy Score are also excluded. ■MSCI ESG Business Involvement Screening Research and MSCI Climate Change Metrics aim to enable institutional investors to manage ESG standards and restrictions reliably and efficiently. Companies that are involved in specific business activities which have high potential for negative social and/or environmental impact, such as tobacco, thermal coal mining, nuclear weapons, controversial weapons and oil sands, are ineligible for inclusion. ■Securities which, as defined by the Index Provider, have (i) either a very high emission intensity or very high potential carbon emissions of the fossil fuel reserves; and (ii) do not yet have emission reduction targets which have been approved by the Science Based Targets initiative (SBTi), a partnership between the Carbon Disclosure Project, the United Nations Global Compact, World Resources Institute and the World Wide Fund for Nature, are ineligible for inclusion. Additionally, securities for which emission intensity cannot be calculated are also excluded. ■All securities which are in the lowest quartile of their GICS sector based on their Climate Risk Management Score, calculated by the Index Provider based on MSCI ESG Ratings Scores on a set of key climate change and environmental related issues, are ineligible for inclusion. Companies not assessed by MSCI ESG Research on data for any of the following MSCI ESG Research products are not eligible for inclusion in the Underlying Index: MSCI ESG Controversies, MSCI Climate Change Metrics and MSCI Business Involvement Screening Research.Securities meeting the above criteria are then ranked by the Index Provider via a security-level assessment to create a ranked universe of eligible securities for each GICS sector. The security-level assessment is based on the following four factors: emission intensity, green business revenue, Climate Risk Management Score and emission track record. For each GICS sector in the ranked universe, 50% of the number of securities in the Parent Index with the highest rank are selected.Once the constituents of the Underlying Index are selected pursuant to the above criteria, the constituents are then reweighted to be 100% of the Parent Index weights, with the maximum issuer weight and maximum sector weight deviation capped at 5%.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.The fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers incorporated in the United States.As of October 31, 2025, the Underlying Index consisted of 275 securities, with an average market capitalization of approximately $173.92 billion and a minimum market capitalization of approximately $8.21 billion.Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis. However, should certain index constituents not comply with the ESG Controversy Score eligibility or ESG Business Involvement eligibility criteria mentioned above, which is reviewed quarterly, those constituents would be removed from the index upon the quarter-end and the remaining constituents reweighted to 100%. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, Investment Company Act of 1940, as amended (the 1940 Act) it may operate as or become classified as “diversified” over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.